COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 28, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES	COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES:
(a) Claims and litigation:
The Company is a party to claims and litigation arising in the normal course of operations. The Company does not expect the resolution of these matters to have a material adverse effect on the financial position or results of operations of the Company.

The Company records a liability when it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. Significant judgment is required to determine both the probability of having incurred a liability and the estimated amount of the liability. The Company reviews these matters at least quarterly and adjusts these liabilities to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other updated information and events, pertaining to a particular case.

(b)    Guarantees:
The Company, and some of its subsidiaries, have granted financial guarantees, irrevocable standby letters of credit, and surety bonds to third parties to indemnify them in the event the Company and some of its subsidiaries do not perform their contractual obligations. As at December 28, 2025, the maximum potential liability under these guarantees was $140.5 million (December 29, 2024 - $97.7 million), of which $54.3 million was for surety bonds and $86.2 million was for financial guarantees and standby letters of credit (December 29, 2024 - $17.2 million and $80.5 million, respectively).

As at December 28, 2025, the Company has recorded no liability with respect to these guarantees, as the Company does not expect to make any payments for the aforementioned items.